Financial risk management	12 Months Ended
Dec. 31, 2025
Financial risk management [Abstract]
Financial risk management
20.	Financial risk management

Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk (including price risk, currency risk and interest rate risk); credit risk; liquidity risk and capital risk. The Group’s overall risk management programme focuses on the unpredictability of financial markets and seeks to minimise potential adverse effects on the Group’s financial performance.

Financial risk management is handled by the Group as part of its operations. The management team identifies, evaluates and manages financial risks in close co-operation with all operating units. The Board provides written principles for overall risk management, as well as written policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk and use of derivative and non-derivative financial instruments.

(a)	Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimising the return.

The Group enters into derivatives, and also incurs financial liabilities such as borrowings, in order to manage market risks. All such transactions are carried out within the guidelines set by the Group. Generally, the Group seeks to apply hedge accounting in order to manage volatility in profit or loss.

Price risk

The shipping market can be subject to material fluctuations. The Group’s vessels are employed under a variety of chartering arrangements including time charters and voyage charters.

In 2025, 7% (2024: 5%, 2023: 5%) of the Group’s shipping revenue was derived from vessels under fixed income charters (comprising time charters).

The Group is exposed to the risk of variations in fuel oil costs, which are affected by the global political and economic environment. Fuel expenses are the Group’s most material expense. Under a time charter, the charterer is responsible for fuel costs, therefore, fixed income charters also reduce exposure to fuel price fluctuations.

In 2025, fuel oil costs comprised 43% (2024: 47%, 2023: 47%) of the Group’s operating expenses. If price of fuel oil has increased/decreased by US$1 (2024: US$1, 2023: US$1) per metric ton with all other variables including tax rate being held constant, the net profit before tax will be lower/higher by US$838,920 (2024: US$891,737, 2023: US$801,249) as a result of higher/lower fuel oil consumption expense.

The Group has entered into forward freight agreements to limit the risk involved in trading in the spot market. Details of the Group’s outstanding forward freight agreements are disclosed in Note 8.

Currency risk

At 31 December 2025, 2024 and 2023, the Group has assessed the exposure to foreign currency risks and determined it to be immaterial. However, the Group has entered into foreign exchange contracts to hedge its general and administrative costs to avoid short-term volatility.

Details of the Group’s outstanding forward exchange contracts are disclosed in Note 8.

Interest rate risk

The Group adopts a policy of ensuring that between 40% and 75% (2024: 40% and 75%) of its interest rate risk exposure is at a fixed-rate or limited to a certain threshold. This is achieved partly by entering into fixed-rate instruments and partly by borrowing at a floating rate and using interest rate swaps as hedges of the variability in cash flows attributable to interest rate risk. For the secured interest rate swaps of the Group, management applies a hedge ratio of 1:1.

Cash flow and fair value interest rate risks

Cash flow interest rate risk is the risk that future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Fair value interest rate risk is the risk that the value of a financial instrument will fluctuate due to changes in market interest rates.

The Group entered into interest rate agreements to limit exposure to interest rate fluctuations. The details of these exposures are disclosed in Note 8. As at 31 December 2025, the notional principal amount of these interest rate swaps represents 35% (2024: 45%, 2023: 80%) of the Group’s borrowings on fixed and floating interest rates.

As at the balance sheet date, the interest rate profile of interest-bearing financial instruments, as reported to the management, was as follows:

	Nominal amount
	2025 US$’000	2024 US$’000	2023 US$’000
Interest bearing financial instruments
Financial assets	59,845	64,133	69,626
Financial liabilities	1,122,976	1,122,249	1,251,990
Effect of interest rate swaps	(394,760)	(506,197)	(1,005,586)
	788,061	680,185	316,030

The Group is exposed mainly to the Secured Overnight Financing Rate (“SOFR”). The Group completed the three-month US$ LIBOR transition to SOFR during the financial year ended 31 December 2023.

Hedge effectiveness

Hedge effectiveness is determined at the inception of the hedging relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument.

The Group enters into hedge relationships where the critical terms of the hedging instrument match exactly with the terms of the hedged item. If changes in circumstances affect the terms of the hedged item such that the critical terms no longer match exactly with the critical terms of the hedging instrument, it would result in hedge ineffectiveness.

A qualitative assessment is first made for each hedging relationship to determine if there is any hedge ineffectiveness at inception. If there is hedge ineffectiveness identified at inception or throughout the course of the hedge relationship due to critical terms not fully matching due to a change in circumstances, the Group quantifies and assesses hedge ineffectiveness using the hypothetical derivative method.

In these hedge relationships, the main sources of ineffectiveness are:

(1)
the effect of the counterparty and the Group’s own credit risk on the fair value of the swaps, which is not reflected in the change in the fair value of the hedged cash flows attributable to the change in interest rates;

(2)	differences in repricing dates between the swaps and the borrowings; and

(3)
transitioning the hedged item and the hedging instrument to alternative benchmark rates at different times, which may result in temporary mismatch in benchmark interest rates or permanent difference in adjustment spreads;

Ineffectiveness of US$2.6 million has been recognised in relation to the interest rate swaps in other gains or losses in profit or loss for 2025 (2024: US$4.4 million, 2023: US$6.6 million).

Cash flow sensitivity analysis for variable rate instruments
If the interest rates has increased/decreased by 50 basis points, with all other variables including tax rate being held constant, the profit before tax will be lower/higher by approximately US$1.5 million (2024: US$2.8 million, 2023: US$1.8 million) as a result of higher/lower interest expense on the portion of the borrowings that is not covered by the interest rate swap instruments.
If the interest rates have increased/decreased by 50 basis points, with all other variables including tax rate being held constant, the profit before tax will be lower/higher by approximately US$2.3 million (2024: US$4.8 million, 2023: US$5.8 million) as a result of higher/lower interest expense on borrowings; had no hedging been in place

(b)	Credit risk

The Group’s credit risk is primarily attributable to trade receivables and contract assets, cash and cash equivalents restricted cash and loans receivable from joint ventures. The maximum exposure is represented by the carrying value of each financial asset on the consolidated balance sheet.

The Group performs periodic credit evaluations of its charterers. The Group has implemented policies to ensure cash funds are deposited and derivatives are entered into with banks and internationally recognised financial institutions with a good credit rating and the vessels are chartered out to charterers with an appropriate credit rating who can provide sufficient guarantees.

Trade receivables and contract assets

Credit risk is concentrated on several charterers and the Group adopts the policy of dealing only with customers with appropriate credit history.

The Group has determined that the ECL provision estimated based on an allowance matrix of 0.07% for trade receivables aged “Past due up to three months” and “Past due for more than six months”, respectively, as at 31 December 2025, 2024 and 2023 were immaterial. Accordingly, no ECL allowance was recorded by the Group.

The age analysis of trade receivables and contract assets is as follows:

	2025 US$’000	2024 US$’000	2023 US$’000
Current (not past due)	93,445	199,076	312,744
Past due 0 to 3 months	182,364	68,653	86,920
Past due for more than 3 months	111,026	136,284	108,178
Less: Allowance for impairment	—	—	—
	386,835	404,013	507,842

Loans receivable from joint ventures

The loans extended to Vista and Ecomar form an extension of the Group’s investment in product tankers via co-ownership with another strategic investor. As the vessels owned by the joint ventures generate positive cash flows and the outlook remains positive, management considers the credit risk of loans issued to the joint ventures as low. As a result of the qualitative assessment performed, no ECL provision has been recognised. The loans extended to Complexio are measured at FVTPL and are not tested for impairment.

Cash and cash equivalents

The cash and cash equivalents are held with high credit quality financial institutions. Impairment on cash and cash equivalents has been measured on the 12 month expected loss basis and reflects the short maturities of the exposures. The Group considers that its cash and cash equivalents have low credit risk based on the external credit ratings of the counterparties. The amount of the allowance on cash and cash equivalents is negligible.

Derivatives

The derivatives are entered into with high credit quality financial institutions.

(c)	Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash and the availability of funding through an adequate amount of committed credit facilities to meet operating and capital expenditure needs. To address the inherent unpredictability of short-term liquidity requirements, the Group maintains sufficient cash for its daily operations in short-term cash deposits with banks, has access to undrawn  revolving credit facilities amounting to US$324.2 million (2024: US$322.0 million). In the financial year ended 2023, the Group entered into a trade receivable factoring agreement (with limited recourse to the Group) with financial institutions. This factoring agreement ended in the financial year ended 2023.

The maturity profile of the Group’s financial liabilities based on contractual undiscounted cash flows is as follows:

	Less than 1 year US$’000	Between 1 and 2 years US$’000	Between 2 and 5 years US$’000	Over 5 years US$’000
At 31 December 2025
Trade and other payables, and provisions[1]	350,735	—	—	—
Derivative financial instruments	163	—	—	—
Interest payments arising from financing activities	56,041	47,863	105,369	38,083
Borrowings	186,154	92,777	324,853	451,670
Sale and leaseback liabilities and other lease liabilities	27,811	10,262	29,115	7,731
	620,904	150,902	459,337	497,484

	Less than 1 year US$’000	Between 1 and 2 years US$’000	Between 2 and 5 years US$’000	Over 5 years US$’000
At 31 December 2024
Trade and other payables, and provisions[1]	312,839	—	—	—
Derivative financial instruments	1,939	—	—	—
Interest payments arising from financing activities	55,598	33,239	53,365	15,659
Borrowings	253,803	231,878	92,550	-
Sale and leaseback liabilities and other lease liabilities	84,029	48,834	146,842	269,773
	708,208	313,951	292,757	285,432

	Less than 1 year US$’000	Between 1 and 2 years US$’000	Between 2 and 5 years US$’000	Over 5 years US$’000
At 31 December 2023
Trade and other payables, and provisions[1]	385,478	—	—	—
Derivative financial instruments	276	—	—	—
Interest payments arising from financing activities	60,437	50,567	78,168	31,528
Borrowings	175,900	148,090	228,992	24,386
Sale and leaseback liabilities and other lease liabilities	94,071	79,666	198,617	354,043
	716,162	278,323	505,777	409,957

[1]	Excluding provisions

(d)	Capital risk

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern and to maintain an optimal capital structure so as to maximise shareholders’ value. In order to maintain or achieve an optimal capital structure, the Group may adjust the amount of dividends paid, return capital to shareholders, obtain new borrowings or sell assets to reduce borrowings.

The Group is subject to capital requirements imposed by its external lenders in the form of financial covenants attached to its borrowing facilities.

These requirements are monitored quarterly and reported to management and the board of directors. During the financial years ended 31 December 2025, 2024 and 2023, the Group is in compliance with all externally imposed capital requirements.

(e)	Accounting classifications and fair values

The following tables present assets and liabilities recognised and measured at fair value and classified by level of the following fair value measurement hierarchy:

(1)	quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);

(2)	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (Level 2); and

(3)	inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3).

	Carrying amount					Fair value
	Note	Fair value hedging instruments/ Mandatorily at FVTPL - others US$’000	Financial assets at amortised cost US$’000	FVOCI – equity instruments US$’000	Total US$’000	Level 1 US$’000	Level 2 US$’000	Level 3 US$’000	Total US$’000
At 31 December 2025
Financial assets measured at fair value
Loans receivable from joint venture	9	7,046	—	—	7,046	—	—	7,046	7,046
Forward foreign exchange contracts	8	267	—	—	267	—	267	—	267
Forward freight agreements	8	590	—	—	590	—	590	—	590
Interest rate swaps used for hedging	8	8,007	—	—	8,007	—	8,007	—	8,007
Other investments		—	—	297,581	297,581	284,981	—	12,600	297,581
		15,910	—	297,581	313,491
Financial assets not measured at fair value
Loans receivable from joint ventures	9	—	52,799	—	52,799
Trade and other receivables, and prepayments[1]	12	—	450,087	—	450,087
Restricted cash	13	—	10,000	—	10,000
Cash at bank and on hand	13	—	103,609	—	103,609
Cash retained in the commercial pools	13	—	88,966	—	88,966
		—	705,461	—	705,461

[1]	Excluding prepayments

	Carrying amount				Fair value
	Note	Fair value – hedging instruments US$’000	Other financial liabilities US$’000	Total US$’000	Level 1 US$’000	Level 2 US$’000	Level 3 US$’000	Total US$’000
At 31 December 2025
Financial liabilities measured at fair value
Forward foreign exchange contract	8	(163)	—	(163)	—	(163)	—	(163)
Financial liabilities not measured at fair value
Bank borrowings	16	—	(1,048,125)	(1,048,125)
Sale and leaseback liabilities and other lease liabilities	16	—	(74,851)	(74,851)
Trade and other payables, and provisions[2]	17	—	(350,735)	(350,735)
		—	(1,473,711)	(1,473,711)

[2]	Excluding provisions

		Carrying amount				Fair value
	Note	Fair value hedging instruments/ Mandatorily at FVTPL - others US$’000	Financial assets at amortised cost US$’000	FVOCI- equity instrument US$’000	Total US$’000	Level 1 US$’000	Level 2 US$’000	Level 3 US$’000	Total US$’000
At 31 December 2024
Financial assets measured at fair value
Forward freight agreements	8	1,690	—	—	1,690	—	1,690	—	1,690
Interest rate swaps used for hedging	8	22,935	—	—	22,935	—	22,935	—	22,935
Interest rate caps	8	—	—	—	—	—	—	—	—
Other investments		—	—	23,069	23,069	—	—	23,069	23,069
		24,625	—	23,069	47,694

Financial assets not measured at fair value
Loans receivable from joint ventures	9	—	64,133	—	64,133
Trade and other receivables, and prepayments[1]	12	—	487,677	—	487,677
Restricted cash	13	—	13,542	—	13,542
Cash at bank and on hand	13	—	195,271	—	195,271
Cash retained in the commercial pools	13	—	88,297	—	88,297
		—	848,920	—	848,920

[1]	Excluding prepayments

		Carrying amount			Fair value
	Note	Fair value – hedging instruments US$’000	Other financial liabilities US$’000	Total US$’000	Level 1 US$’000	Level 2 US$’000	Level 3 US$’000	Total US$’000
At 31 December 2024
Financial liabilities measured at fair value
Forward foreign exchange contracts	8	(1,048)	—	(1,048)	—	(1,048)	—	(1,048)
Forward freight agreements	8	(891)	—	(891)	—	(891)	—	(891)
		(1,939)	—	(1,939)
Financial liabilities not measured at fair value
Bank borrowings	16	—	(575,376)	(575,376)
Sale and leaseback liabilities and other lease liabilities	16	—	(546,873)	(546,873)
Trade and other payables, and provisions[2]	17	—	(312,839)	(312,839)
		—	(1,435,088)	(1,435,088)

[2]	Excluding provisions

	Carrying amount					Fair value
	Note	Fair value hedging instruments/ Mandatorily at FVTPL - others US$’000	Financial assets at amortised cost US$’000	FVOCI- equity instrument US$’000	Total US$’000	Level 1 US$’000	Level 2 US$’000	Level 3 US$’000	Total US$’000
At 31 December 2023
Financial assets measured at fair value
Forward foreign exchange contracts	8	449	—	—	449	—	449	—	449
Forward freight agreements	8	1,512	—	—	1,512	—	1,512	—	1,512
Interest rate swaps used for hedging	8	45,964	—	—	45,964	—	45,964	—	45,964
Other investments		—	—	23,953	23,953	—	—	23,953	23,953
		47,925	—	23,953	71,878
Financial assets not measured at fair value
Loans receivable from joint ventures	9	—	69,626	—	69,626
Trade and other receivables, and prepayments[1]	12	—	568,436	—	568,436
Restricted cash	13	-	13,381	-	13,381
Cash at bank and on hand	13	—	141,621	—	141,621
Cash retained in the commercial pools	13	—	80,900	—	80,900
		—	873,964	—	873,964

[1]	Excluding prepayments

		Carrying amount			Fair value
	Note	Fair value – hedging instruments US$’000	Other financial liabilities US$’000	Total US$’000	Level 1 US$’000	Level 2 US$’000	Level 3 US$’000	Total US$’000
At 31 December 2023
Financial liabilities measured at fair value
Forward freight agreements	8	(276)	—	(276)	—	(276)	—	(276)
Financial liabilities not measured at fair value
Bank borrowings	16	—	(572,511)	(572,511)
Sale and leaseback liabilities and other lease liabilities	16	—	(679,479)	(679,479)
Trade and other payables, and provision[2]	17	—	(385,478)	(385,478)
		—	(1,637,468)	(1,637,468)

[2]	Excluding provisions

(e)	Accounting classifications and fair values (continued)

The Group has Level 1 financial assets but no Level 1 financial liabilities as at 31 December 2025. (31 December 2024 and 31 December 2023: No Level 1 financial assets and liabilities).

The fair values of financial instruments traded in active markets (such as exchange-traded and over-the-counter securities and derivatives) are based on quoted market prices at the balance sheet date. The quoted market prices used for financial assets are the current bid prices and the quoted market prices for financial liabilities are the current asking prices.

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. The Group uses a variety of methods and makes assumptions that are based on market conditions existing at each balance sheet date. The fair value of interest rate swaps is calculated as the present value of the estimated future cash flows based on observable yield curves. The fair value of forward freight derivatives are determined using quoted market prices for similar contracts on an exchange.

These valuation techniques maximise the use of observable market data where it is available and rely as little as possible on entity specific estimates. These financial instruments are included in Level 2, as all significant inputs required to fair value an instrument are observable. For financial instruments included in Level 3, other techniques, such as estimated discounted cash flows, are used to determine fair value for the remaining financial instruments.

(f)	Measurement of fair values

The carrying amounts of current financial assets and liabilities, measured at amortised cost, approximate their fair values, due to the short term nature of the balances. The carrying amounts of the non-current loans receivable from joint ventures measured at amortised cost approximate their fair values since the interest rates are re-priceable at three-month intervals. The fair values of financial liabilities measured at amortised cost are estimated by discounting the future contractual cash flows at current market interest rates, determined as those that are available to the Group at balance sheet date for similar financial instruments.

The Group’s investments in equity instruments are long term and strategic in nature and are not held for the purpose of trading. The Group has elected to designate these other investments at FVOCI. The fair value of the Group’s investments in equity instruments are as follows:

	2025 US$’000	2024 US$’000	2023 US$’000
Investment in ZeroNorth A/S (formerly known as Alpha Ori Technology Holdings Pte Ltd “Alpha Ori”)	2,344	2,344	3,428
Investment in Diginex Solutions (HK) Limited (“Diginex”)	7,806	525	525
Investment in Clean Hydrogen Works, LA-1, LLC (“CHW-LA1”)	10,054	20,000	20,000
Investment in Vanguard Tech, Inc. (“Vanguard”)	200	200	—
Investment in TORM plc (“TORM”)	277,177	—	—
	297,581	23,069	23,953

The Group does not hold more than 20% equity interest in these equity investments. The Group has neither significant influence nor joint control or control through investments in common stock or in-substance common stock. Therefore, it is precluded from applying the equity method of accounting.

For the financial year ended 2025, the Group acquired 14.2 million A shares in TORM for a total consideration of US$311.4 million, representing about 13.97% of TORM’s issued share capital.

If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3. The assessment of the fair value of investments in unquoted equity instruments is performed on a quarterly basis based on the latest available data that is reasonably available to the Group.
Valuation techniques and inputs used in Level 3 fair value measurements

The Group has investments in unquoted equity instruments measured at FVOCI and loans receivable from a joint venture measured at FVTPL that are measured using Level 3 fair value measurements.

The Group’s investment in unquoted equity instruments measured at FVOCI was valued using combination of income, cost and market approach based on the Group’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing of the investees and information generated from arm’s-length market transactions involving identical or comparable assets or liabilities. The estimated fair value of the investments would either increase or decrease based on the latest available data that is reasonably available to the Group at each balance sheet date. No sensitivity analysis is presented as the information used by the Group to determine the fair values of its investments are based on latest rounds of financing that have concluded and actual market transactions.

The following table shows a reconciliation from the opening balance to the closing balance of the Group’s investment in unquoted equity instruments measured at Level 3 fair value:

	2025 US$’000	2024 US$’000	2023 US$’000
Opening balance	23,069	23,953	3,825
Acquisition of equity investments at FVOCI	—	862	10,408
Conversion of debt into equity	36	—	—
Equity investments at FVOCI – net change in fair value (unrealised)	(2,699)	1,186	9,720
Disposal of other investments	—	(2,932)	—
Transfer from Level 3 to Level 1	(7,806)	—	—
Closing balance	12,600	23,069	23,953

There were no transfers between Levels 2 and 3 during the year.

There was a transfer from Level 3 to Level 1 as Diginex successfully listed on a stock exchange.

The following table shows a reconciliation from the opening balance to the closing balance of the Group’s loans receivable from a joint venture measured at Level 3 fair value:

	2025 US$’000	2024 US$’000	2023 US$’000
Opening balance	—	—	—
Issuance of convertible loan notes to a joint venture	7,046	—	—
Closing balance	7,046	—	—

(g)	Offsetting financial assets and financial liabilities

The Group’s financial assets and liabilities are not subjected to enforceable master netting arrangements or similar arrangements. Financial derivatives, financial assets and financial liabilities are presented separately on the consolidated balance sheet, without netting off of balances.